DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Notional Value	$ 823,585	$ 913,324
Asset conversion swaps
Derivative [Line Items]
Notional Value	823,585
Average Maturity (years)	4 years 1 month
Fair Value	(517)
Weighted-Average Rate Receive	3.64%
Weighted-Average Rate Pay	3.69%
Asset conversion swaps | Pay fixed interest rate swaps with counterparty
Derivative [Line Items]
Notional Value	8,739
Average Maturity (years)	2 years 0 months
Fair Value	(440)
Weighted-Average Rate Receive	2.09%
Weighted-Average Rate Pay	6.85%
Asset conversion swaps | Matched interest rate swaps | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Notional Value	407,423
Average Maturity (years)	4 years 1 month
Fair Value	10,901
Weighted-Average Rate Receive	4.66%
Weighted-Average Rate Pay	2.65%
Asset conversion swaps | Matched interest rate swaps | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Notional Value	407,423
Average Maturity (years)	4 years 1 month
Fair Value	$ (10,978)
Weighted-Average Rate Receive	2.65%
Weighted-Average Rate Pay	4.66%